Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 100,728	[1]	$ 419,981	[1]
Accounts receivable, net	84,060	[1],[2]	50,233	[1],[2]
Other current assets	10,022	[1],[3]	6,998	[1],[3]
Total current assets	194,810	[1]	477,212	[1]
Note receivable - Anadarko	260,000	[1]	260,000	[1]
Property, plant and equipment
Cost	4,239,100	[1]	3,432,392	[1]
Less accumulated depreciation	855,845	[1]	714,436	[1]
Net property, plant and equipment	3,383,255	[1]	2,717,956	[1]
Goodwill	105,336	[1]	105,336	[1]
Other intangible assets	53,606	[1]	55,490	[1]
Equity investments	593,400	[1]	219,766	[1]
Other assets	27,401	[1]	27,798	[1]
Total assets	4,617,808	[1]	3,863,558	[1]
Current liabilities
Accounts and natural gas imbalance payables	39,589	[1],[4]	25,154	[1],[4]
Accrued ad valorem taxes	13,860	[1]	11,949	[1]
Income taxes payable	0	[1]	552	[1]
Accrued liabilities	137,011	[1],[5]	147,651	[1],[5]
Total current liabilities	190,460	[1]	185,306	[1]
Long-term debt	1,418,169	[1]	1,168,278	[1]
Deferred income taxes	37,998	[1]	47,149	[1]
Asset retirement obligations and other	79,145	[1]	68,749	[1]
Total long-term liabilities	1,535,312	[1]	1,284,176	[1]
Total liabilities	1,725,772	[1]	1,469,482	[1]
Equity and partners' capital
Common units (117,322,812 and 104,660,553 units issued and outstanding at December 31, 2013 and 2012, respectively)	2,431,193	[1]	1,957,066	[1]
General partner units (2,394,273 and 2,135,930 units issued and outstanding at December 31, 2013 and 2012, respectively)	78,157	[1]	52,752	[1]
Net investment by Anadarko	312,092	[1]	313,600	[1]
Total partners' capital	2,821,442	[1]	2,323,418	[1]
Noncontrolling interests	70,594	[1]	70,658	[1]
Total equity and partners' capital	2,892,036	[1]	2,394,076	[1]
Total liabilities, equity and partners' capital	$ 4,617,808	[1]	$ 3,863,558	[1]

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $47.9 million and $19.1 million as of December 31, 2013 and 2012, respectively.
[3]	Other current assets includes natural gas imbalance receivables from affiliates of $0.1 million and $0.4 million as of December 31, 2013 and 2012, respectively.
[4]	Accounts and natural gas imbalance payables includes amounts payable to affiliates of $2.3 million and $2.5 million as of December 31, 2013 and 2012, respectively.
[5]	Accrued liabilities include amounts payable to affiliates of $0.1 million as of December 31, 2013 and 2012.